Late payment surcharge and interest from customers	12 Months Ended
Mar. 31, 2026
Disclosure Of Late Payment Surcharge From Customers [Abstract]
Late payment surcharge and interest from customers
27.
Late payment surcharge and interest from customers

	For the year ended March 31,
	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Late payment surcharge and interest from customers	1,451	7	1,111	12
Total	1,451	7	1,111	12